UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – November 30, 2013

Item 1: Reports to Shareholders

Annual Report | November 30, 2013
Vanguard Pennsylvania Tax-Exempt Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
Pennsylvania Tax-Exempt Money Market Fund.	12
Pennsylvania Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	60
Glossary.	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2013
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	0.01%	0.02%	0.01%	0.00%	0.01%
Spliced Pennsylvania Tax-Exempt Money Market
Funds Average					0.00
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	3.37%	6.14%	3.50%	-7.46%	-3.96%
Admiral™ Shares	3.45	6.29	3.57	-7.46	-3.89
Barclays PA Municipal Bond Index					-2.90
Pennsylvania Municipal Debt Funds Average					-5.87
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2012, Through November 30, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$11.93	$11.04	$0.422	$0.000
Admiral Shares	11.93	11.04	0.431	0.000

Chairman’s Letter

Dear Shareholder,

The 12 months ended November 30, 2013, marked a difficult period for the nation’s municipal bond market, mainly because of a slump that lasted from May through August. The Barclays Municipal Bond Index returned about –6% through that stretch before reversing course, and it ended the fiscal year with a return of –3.51%.

Over the summer, investors’ concerns about whether the Federal Reserve would begin tapering its stimulative bond-buying program roiled the markets for both taxable and tax-exempt bonds. Detroit’s bankruptcy filing in July further rattled muni investors, even though the city’s long-standing financial challenges had been widely known. And after that market turbulence subsided, fresh coverage of Puerto Rico’s financial struggles added another layer of unease. Toward the close of the fiscal year, investors’ concerns about future Fed actions flared again, and municipal bond prices dipped as yields rose. (Shortly after the fiscal year closed, the Fed said its tapering would begin in January 2014.)

Against this backdrop, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned –3.96% for Investor Shares and –3.89% for Admiral Shares. The fund’s return lagged the –2.90% return of its benchmark, the Barclays Pennsylvania Municipal Bond Index, but outpaced the –5.87% average return of its peers. Interest income from the fund’s diversified portfolio cushioned a large portion of the decline in bond prices.

Because bond yields and prices move in opposite directions, the fund’s 30-day SEC yield for Investor Shares rose during the 12 months. Starting at 2.12% as of the end of November 2012, it climbed to 3.65% at the end of August before sliding to 3.37% at the fiscal year-end.

In addition to buying long-term bonds to stimulate the economy, the Fed has maintained a target for short-term interest rates at 0%–0.25% since 2008. This has severely limited the returns of savings accounts and money market funds, including the Pennsylvania Tax-Exempt Money Market Fund; it returned 0.01% for the fiscal year compared with the average 0.0% return of its new peer group. (The company that provides peer-group data has eliminated the Pennsylvania money market category because of the small number of funds. The new peer group includes funds from other states.)

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but Vanguard Pennsylvania Tax-Exempt Money Market Fund did.

Before moving on to discuss the markets, I want to mention that, as we announced in early November that Robert F. Auwaerter,

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2013
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	-1.61%	3.09%	5.33%
Barclays Municipal Bond Index (Broad tax-exempt market)	-3.51	4.23	6.26
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.07	0.10

Stocks
Russell 1000 Index (Large-caps)	30.96%	17.78%	18.33%
Russell 2000 Index (Small-caps)	40.99	17.89	20.97
Russell 3000 Index (Broad U.S. market)	31.71	17.78	18.54
MSCI All Country World Index ex USA (International)	18.24	7.50	13.87

CPI
Consumer Price Index	1.24%	2.13%	1.87%

principal and head of Vanguard Fixed Income Group, intends to retire in March 2014. Later in this letter, I’ll have more to say about Bob’s important contributions to Vanguard during his 32-year career, and I’ll introduce his successor, Gregory Davis.

Across the market, bond prices declined
The broad U.S. taxable bond market returned –1.61% for the fiscal year. The yield of the 10-year Treasury note closed at 2.74%, up from 1.61% at the end of November 2012. International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –2.93%.

The bond market’s downturn, coupled with the upswing in stocks that occurred during the fiscal year, provides an occasion for investors to review their portfolio’s asset allocation. In a powerful stock market rally, a portfolio’s mix of stocks and bonds can drift away from its target allocation, as Fran Kinniry, a principal in our Investment Strategy Group, recently reminded clients in an article on our website. “Buying stocks now may actually run counter to what many prudent investors should be doing,” he noted. “If you have an equity-heavy portfolio, you will most likely need to direct new cash flows to bond mutual funds, or sell stock mutual funds to maintain your target asset allocation.”

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.16%	—	0.26%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.07

The fund expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2013, the funds’ expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.10%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The expense ratio for the Pennsylvania Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2012.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

Despite jolts, U.S. stocks notched an impressive 12-month gain
U.S. stocks powered to a return of about 32% for the fiscal year, despite a few bumps along the way.

The uncertainty surrounding Fed policy disturbed the stock market as well as the bond market, contributing to declines in June and August. But stocks bounced back in September when, to the surprise of some investors, the Fed announced it had no immediate plans to scale back its stimulative bond-buying program. (By mid-December, the Fed said it would step back its program in January.) Corporate profit growth, though not robust, was generally solid during the fiscal year.

International stocks returned about 18% in aggregate. While the developed markets of Europe and the Pacific region performed well, gains were modest for emerging-market stocks.

Advisor’s strategy helped dampen the impact of rising rates
Anticipating an eventual rise in yields and accompanying decline in prices after the extremely low interest rates of recent years, the advisor, Vanguard Fixed Income Group, shortened the duration of the Pennsylvania Long-Term Tax-Exempt Fund relative to its benchmark. Duration gauges the sensitivity of bond prices to rate changes, and shorter durations (measured in months and years) mitigate price declines when rates rise.

Total Returns
Ten Years Ended November 30, 2013
Average
Annual Return
Pennsylvania Tax-Exempt Money Market Fund	1.32%
Spliced Pennsylvania Tax-Exempt Money Market Funds Average	1.04
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	3.84%
Barclays PA Municipal Bond Index	4.51
Pennsylvania Municipal Debt Funds Average	3.39
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

The advisor also favored bonds whose other features made them less susceptible to the effects of rising rates. And compared with some previous periods, the fund maintained a higher level of reserves, consisting of high-quality bonds (as

Munis’ yields exceed Treasuries’ yields: What does it mean?

At times over the 12 months ended November 30, 10-year municipal bonds nationwide yielded substantially more than their Treasury counterparts, even before factoring in munis’ tax-favored status. This reversal of what had been the historical relationship between Treasuries and munis has occurred often in recent years. The turmoil started with the 2008–2009 financial crisis and continued amid dire headlines about state and local finances.

Through June, July, and August, a time when investor concerns mounted over Detroit’s bankruptcy filing and the financial health of Puerto Rico, 10-year municipal yields averaged
31 basis points, or about 12%, more than 10-year Treasuries. By the end of November, the gap had closed significantly, but 10-year muni yields were still averaging about 8 basis points, or 3%, more. Over the past decade, however, muni yields have averaged 5% less than their
Treasury equivalents.

We believe investors shouldn’t be unduly swayed by this turnabout. Will it vanish if they chase it? Or do investors now perceive muni bonds to be riskier? Rather than speculate, we believe investors should carefully evaluate the role of tax-exempt bonds in a diversified portfolio. For any investor, the proportion of muni holdings (if any) should be based on long-term goals, risk tolerance, and tax considerations—not on what may be transient yield trends.

10-year municipal bond yields have topped their Treasury counterparts determined by independent credit-rating agencies) that could be sold easily to meet shareholder redemptions.

As I mentioned, the Long-Term Fund surpassed the average return of its peers. Our competitors generally favored longer durations, and their operating costs, paid directly from returns, were noticeably higher, as you can see in the table on page 4. They also typically held fewer reserves and more bonds of lower liquidity, which may have higher yields but can be tough to sell during turbulent periods. Additionally, peer funds, on average, had significantly more exposure to Puerto Rico issuers, which dramatically underperformed the broader market over the period.

Over the past decade, both funds did well compared with their peers
For the ten years ended November 30, 2013, both the Long-Term Fund and the Money Market Fund performed well compared with their peer groups, our most important measure of their relative success. The Long-Term Fund trailed its benchmark index.

The funds’ competitive results testify to the skill of our portfolio managers, traders, and credit analysts. They also reflect the advantage of Vanguard’s low costs, as I noted earlier. A lower-cost fund can steer clear of higher-risk assets because it has no need to seek extra yield to offset the drain of high expenses.

Bob Auwaerter’s retirement marks the end of a remarkable era
In mid-September 2008, about two weeks after I succeeded Jack Brennan as Vanguard’s chief executive officer, Lehman Brothers went bankrupt, igniting the nation’s worst financial crisis in 70 years. It was, to put it mildly, an extremely challenging time. Through it all, I was able to depend on Bob Auwaerter’s strong command of the Fixed Income Group, which persevered under these treacherous conditions. Although that was a difficult period for Vanguard and the industry, it was far from the only time I was grateful to have Bob at the helm of our bond group.

Bob, who joined Vanguard in 1981, was an original member of the three-person Fixed Income Group headed by Ian MacKinnon. Over the years, he held various leadership roles in the department, and he eventually succeeded Ian as its head in 2003. He earned a reputation at Vanguard and within the industry as an extremely dedicated, honest, and insightful decision-maker and leader.

The Fixed Income Group that Bob helped start had total assets of about $1.3 billion in seven funds. He tracked his positions in the two funds he managed then on index cards stored in a small metal box. Thirty-two years later, the 120-person group oversees $750 billion, which represents nearly one-third of Vanguard’s assets under management.

On behalf of our clients, I thank Bob for more than three decades of exemplary service and wish him the best in his retirement.

We’re fortunate that Greg Davis will become the head of the Fixed Income Group. Greg currently serves as chief investment officer for the Asia Pacific region and as a director of Vanguard Investments Australia. He joined Vanguard in 1999 and has been head of bond indexing and a senior portfolio manager in the Fixed Income Group. Greg is an eminently qualified successor and has a strong commitment to the Vanguard way of investing. I couldn’t be more confident in his ability to lead the Fixed Income Group and its deep and talented team.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 16, 2013

Advisor’s Report

For the fiscal year ended November 30, 2013, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.01%, compared with the average return of 0.0% for peer-group funds. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned –3.96% for Investor Shares and –3.89% for Admiral Shares, lagging its benchmark, the Barclays Pennsylvania Municipal Bond Index, which returned –2.90%. The fund outpaced the –5.87% average return of its peers.

The investment environment
Some uncertainty is natural in the financial markets, but during the fiscal year conditions were more unsettled than usual, largely because of fiscal battles in Washington—debate over the debt ceiling, the “fiscal cliff” showdown over scheduled tax increases and spending cuts, the temporary government shutdown—and concern over what the Federal Reserve might do next.

The focus on central bank policy intensified in May. With the unemployment rate declining during the fiscal year (from 7.8% to 7.0%), housing markets improving, and equity markets soaring, the Fed openly contemplated reducing its aggressive bond-buying program, which is aimed at lowering long-term interest rates. The Fed’s suggestion that it might “taper,” or slow the rate of, its purchases surprised the bond markets.

Though tapering wasn’t actually announced until much later—after the close of the funds’ fiscal year—the result of the Fed’s

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2012	2013
2 years	0.30%	0.33%
5 years	0.64	1.16
10 years	1.47	2.65
30 years	2.47	4.10
Source: Vanguard.

hints last spring was a broad decline in bond prices over the summer. This decline pushed up yields, steepened the yield curve (the gap between shorter-and longer-term yields), and widened credit spreads, or the yield premium for riskier bonds.

The Fed said it would begin tapering its bond purchases in January, but it plans no change soon in its policy toward short-term interest rates. Instead, the central bank said it would maintain its target for these rates at 0% to 0.25% until the unemployment rate falls “well below” 6.5%. This interest rate policy, in place since 2008, continued to keep the return of the Pennsylvania Tax-Exempt Money Market Fund near zero.

During the summer, low-credit-quality bonds in general slightly outperformed those of higher quality. Two notable exceptions were bonds issued by Detroit and Puerto Rico. Detroit became the largest city ever to file for bankruptcy; Puerto Rico’s long-standing and well-known financial problems received new attention in the media. Well before the headlines appeared, the Pennsylvania Long-Term Tax-Exempt Fund and Vanguard’s other state funds had begun reducing their small holdings of Puerto Rican securities. By the fiscal year-end these bonds had been virtually eliminated from the portfolios.

Like many states across the nation, the Commonwealth has been recovering from the Great Recession. Pennsylvania’s broad-based economy helped it weather the downturn. Its jobless rate slid steadily during the fiscal year from 8.1% to 7.3% as of November 30. (The jobless rate had been 4.6% on the eve of the recession, and had risen to a high of 8.7%.) However, the state has lost some financial flexibility, according to Fitch, the credit rating agency: The agency downgraded Pennsylvania’s bonds during the funds’ fiscal year, citing, among other things, the depletion of the state’s rainy-day reserves and its underfunded pension liabilities.

For the calendar year through November, the volume of new issues of Pennsylvania bonds was $9 billion, 39% lower than in the same period a year earlier. (Nationally, the decline was 14%.) Among the reasons for the drop was rising interest rates, which reduce the opportunities to lower borrowing costs by replacing existing bonds with new ones.

Management of the funds
During the fiscal year, many investors switched from longer-maturity to shorter-maturity bonds, which can be less volatile when interest rates rise. Shorter-maturity bonds were top performers. Compared with our benchmark index, however, the Pennsylvania Long-Term Tax-Exempt Fund was underweighted in bonds maturing in less than 10 years.

As we entered 2013, our strategy focused on structuring the fund’s portfolio to benefit from rising interest rates. Relative to the fund’s benchmark, we shortened duration, a step that should reduce price sensitivity to changes in interest rates; favored bonds with features that are structured to provide some defense against rising rates; and added floating-rate bonds. We also increased our allocation to A-rated securities, especially hospital bonds, because of their combination of good credit quality and higher yields.

We maintained above-average levels of liquidity during the fiscal year by holding bonds that we can sell easily without affecting the core positioning of the funds. This in effect gives us “dry powder” available when we see opportunities to buy bonds that the market has undervalued, especially during volatile periods.

The bond fund’s performance compared with our peer group was helped by our short duration position, defensive structures, elimination of Puerto Rico bonds, and good security selection.

For the Money Market Fund, the Fed’s policy of anchoring short-term rates near zero remained a challenge. Nevertheless, we were able to improve returns using several relative value and income strategies involving credit sectors, security selection, and structural opportunities, such as adding floating-rate notes.

A look ahead
We expect U.S. economic growth to approach 3% in 2014, and the national and Pennsylvania unemployment rates to keep falling. But the unresolved federal-level fiscal uncertainties of 2013 will continue into 2014, and we wouldn’t be surprised if talk of tax reform, a subject that can affect municipal bonds, resurfaces.

The gradual reduction in the Federal Reserve’s bond-buying that will begin in January should allow that program to come to a close by the end of 2014.

If economic growth picks up as tapering starts, we expect that interest rates will move modestly higher and lower-credit-quality bonds will outperform. We plan to continue our defensive position for rising rates, maintain our overweight allocation to A-rated bonds, and maintain higher levels of liquidity to take advantage of attractive opportunities if volatility increases in the municipal market. As always, our experienced team will seek outperformance by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

James M. D’Arcy, CFA,
Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

Vanguard Fixed Income Group

December 18, 2013

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2013

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	21 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2013, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2013, the expense ratio was 0.10%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2003, Through November 30, 2013
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended November 30, 2013
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pennsylvania Tax-Exempt Money
Market Fund	0.01%	0.14%	1.32%	$11,406
Spliced Pennsylvania Tax-Exempt
Money Market Funds Average	0.00	0.05	1.04	11,090

For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2003, Through November 30, 2013
		Spliced PA
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2004	1.05%	0.60%
2005	2.19	1.72
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00

7-day SEC yield (11/30/2013): 0.01%
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.02%	0.22%	1.34%

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.4%)
Pennsylvania (100.6%)
1 Abington PA School District GO TOB VRDO	0.050%	12/6/13 LOC	10,510	10,510
Allegheny County PA GO VRDO	0.050%	12/6/13 LOC	37,280	37,280
Allegheny County PA GO VRDO	0.050%	12/6/13 LOC	14,455	14,455
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University) VRDO	0.050%	12/2/13	112,620	112,620
Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center)	5.000%	6/15/14	1,500	1,539
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.050%	12/6/13 LOC	2,700	2,700
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.050%	12/6/13 LOC	10,000	10,000
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.060%	12/6/13 LOC	7,725	7,725
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.050%	12/6/13	10,000	10,000
Ambridge PA Area School District GO	5.500%	11/1/14 (Prere.)	1,700	1,783
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.040%	12/2/13 LOC	35,900	35,900
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.050%	12/2/13 LOC	6,650	6,650
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.060%	12/6/13 LOC	10,000	10,000
1 Berks County PA Municipal Authority
Revenue (Reading Hospital & Medical
Center Project) TOB VRDO	0.050%	12/6/13 LOC	97,195	97,195

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Berks County PA Municipal Authority
Revenue (Reading Hospital & Medical
Center Project) TOB VRDO	0.070%	12/6/13	9,750	9,750
1 Bethlehem PA Area School District
GO TOB VRDO	0.050%	12/6/13 LOC	8,975	8,975
Bucks County PA Industrial Development
Authority Hospital Revenue
(Grand View Hospital) VRDO	0.040%	12/6/13 LOC	12,170	12,170
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.060%	12/6/13 LOC	12,440	12,440
Cambria County PA Industrial Development
Authority Revenue (American National
Red Cross) VRDO	0.060%	12/6/13 LOC	11,765	11,765
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB VRDO	0.050%	12/6/13 LOC	10,365	10,365
Chester County PA Industrial Development
Authority (Collegium Charter School Project)
Revenue	5.500%	4/15/14 (Prere.)	7,595	7,821
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project) VRDO	0.050%	12/6/13 LOC	9,900	9,900
1 Chester County PA Industrial Development
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc.Project) TOB VRDO	0.100%	12/6/13 (13)	15,935	15,935
Delaware County Industrial Development
Authority (Covanta Energy Project)
Revenue VRDO	0.090%	12/6/13 LOC	3,615	3,615
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.050%	12/6/13 LOC	9,445	9,445
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.050%	12/6/13 LOC	2,275	2,275
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.040%	12/6/13	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.050%	12/2/13	46,200	46,200
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.100%	12/6/13 (13)	2,515	2,515
2 Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.070%	12/6/13	3,600	3,600
2 Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.070%	12/6/13	20,000	20,000
2 Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.070%	12/6/13	16,500	16,500
2 Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.070%	12/6/13	8,000	8,000
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.040%	12/6/13 LOC	27,755	27,755

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.040%	12/6/13 LOC	565	565
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.040%	12/6/13 LOC	290	290
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	9,100	9,100
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	7,500	7,500
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	3,500	3,500
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	9,500	9,500
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	11,900	11,900
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	4,600	4,600
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	8,600	8,600
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	12,400	12,400
Emmaus PA General Authority Revenue VRDO	0.040%	12/6/13 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.050%	12/6/13 LOC	79,500	79,500
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	12/2/13	10,100	10,100
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	12/2/13	3,705	3,705
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	12/2/13	47,600	47,600
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	12/2/13	20,000	20,000
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.040%	12/2/13	9,200	9,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.040%	12/2/13	3,980	3,980
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.060%	12/6/13	5,000	5,000
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.060%	12/6/13	11,250	11,250
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.060%	12/6/13	5,225	5,225
Haverford Township PA School District GO VRDO	0.050%	12/6/13 LOC	5,000	5,000
1 Lancaster County PA Hospital Authority
Health System Revenue (Lancaster
General Hospital Project) TOB VRDO	0.060%	12/6/13	3,410	3,410
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.060%	12/2/13 LOC	2,205	2,205
Lower Merion PA School District GO VRDO	0.050%	12/6/13 LOC	29,945	29,945
Lower Merion PA School District GO VRDO	0.050%	12/6/13 LOC	5,900	5,900
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB VRDO	0.110%	12/6/13 (13)	5,000	5,000

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central
School Project) VRDO	0.050%	12/6/13 LOC	2,610	2,610
3 Montgomery County PA Industrial Development
Authority Revenue (LaSalle College
High School) VRDO	0.060%	12/6/13 LOC	10,910	10,910
Montgomery County PA TRAN	1.250%	12/31/13	27,500	27,523
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.070%	12/6/13 LOC	63,955	63,955
1 Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) TOB VRDO	0.060%	12/6/13	17,565	17,565
Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) VRDO	0.070%	12/6/13	7,120	7,120
Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) VRDO	0.080%	12/6/13	2,300	2,300
1 Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) TOB VRDO	0.050%	12/6/13 LOC	14,750	14,750
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.030%	12/6/13	8,430	8,430
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.030%	12/6/13	8,470	8,470
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.030%	12/6/13	7,565	7,565
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.150%	12/6/13 LOC	39,000	39,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.150%	12/6/13 LOC	15,000	15,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Shipping port Project) FirstEnergy VRDO	0.050%	12/2/13 LOC	11,000	11,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(York Water Co. Project) VRDO	0.090%	12/6/13 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/14	24,650	25,201
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.050%	12/6/13 LOC	13,785	13,785
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.060%	12/6/13 (13)	9,900	9,900
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.110%	12/6/13	7,495	7,495
Pennsylvania GO	5.500%	1/1/14	2,500	2,511
Pennsylvania GO	4.000%	2/1/14 (Prere.)	5,000	5,032

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	4.250%	2/1/14 (Prere.)	11,650	11,729
Pennsylvania GO	5.000%	2/1/14 (Prere.)	1,000	1,008
Pennsylvania GO	5.250%	2/1/14	1,000	1,008
Pennsylvania GO	5.500%	2/1/14	1,000	1,009
Pennsylvania GO	5.000%	2/15/14	10,000	10,099
Pennsylvania GO	5.000%	3/15/14	8,920	9,043
Pennsylvania GO	1.000%	4/1/14	33,565	33,657
Pennsylvania GO	5.000%	5/1/14	12,105	12,348
Pennsylvania GO	5.000%	7/1/14	1,200	1,234
Pennsylvania GO	5.000%	7/1/14	1,000	1,028
Pennsylvania GO	5.000%	7/15/14	3,000	3,090
Pennsylvania GO	4.750%	9/1/14	1,000	1,034
Pennsylvania GO	5.000%	9/1/14 (4)	1,400	1,450
1 Pennsylvania GO TOB VRDO	0.050%	12/6/13	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.060%	12/6/13	12,820	12,820
1 Pennsylvania GO TOB VRDO	0.060%	12/6/13	11,440	11,440
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	12/2/13 LOC	1,700	1,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.050%	12/6/13 LOC	8,350	8,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.050%	12/6/13 LOC	16,175	16,175
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.050%	12/6/13 LOC	1,800	1,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.050%	12/6/13 LOC	16,600	16,600
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/14 (Prere.)	1,840	1,886
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.060%	12/6/13	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)
VRDO	0.060%	12/6/13 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.070%	12/6/13 LOC	4,700	4,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.030%	12/6/13 LOC	18,040	18,040
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.030%	12/6/13 LOC	29,755	29,755
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.060%	12/6/13	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.040%	12/6/13 LOC	63,680	63,680
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.060%	12/6/13	7,570	7,570

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	12/6/13	16,590	16,590
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	12/6/13	7,090	7,090
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	12/6/13	20,830	20,830
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	12/6/13	17,050	17,050
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	12/6/13	14,195	14,195
1 Pennsylvania Housing Finance Agency Single
Family Mortgage TOB VRDO	0.110%	12/6/13	2,300	2,300
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	2,000	2,052
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.060%	12/6/13	5,050	5,050
Pennsylvania State University Revenue PUT	0.220%	6/1/14	40,000	40,000
1 Pennsylvania State University Revenue
TOB VRDO	0.050%	12/6/13 LOC	25,750	25,750
1 Pennsylvania State University Revenue
TOB VRDO	0.060%	12/6/13	6,095	6,095
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/13 (Prere.)	1,730	1,730
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.500%	12/1/13 (Prere.)	4,950	4,950
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/14	1,000	1,048
1 Pennsylvania Turnpike Commission
Revenue TOB VRDO	0.060%	12/6/13	5,180	5,180
Philadelphia Authority for Industrial
Development Revenue (Gift of Life
Donor Program) VRDO	0.050%	12/6/13 LOC	11,080	11,080
Philadelphia PA Airport Revenue VRDO	0.060%	12/6/13 LOC	23,390	23,390
Philadelphia PA Airport Revenue VRDO	0.060%	12/6/13 LOC	9,000	9,000
Philadelphia PA Authority for Industrial
Development Educational Facilities Revenue
(Chestnut Hill College Project) VRDO	0.050%	12/6/13 LOC	4,000	4,000
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.100%	12/6/13 LOC	3,600	3,600
3 Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.050%	12/6/13	19,900	19,900
Philadelphia PA Gas Works Revenue VRDO	0.030%	12/6/13 LOC	13,600	13,600
Philadelphia PA Gas Works Revenue VRDO	0.040%	12/6/13 LOC	26,930	26,930
3 Philadelphia PA Gas Works Revenue VRDO	0.040%	12/6/13 LOC	14,800	14,800
Philadelphia PA Gas Works Revenue VRDO	0.040%	12/6/13 LOC	14,000	14,000
Philadelphia PA GO VRDO	0.080%	12/6/13 LOC	60,550	60,550
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
TOB VRDO	0.060%	12/6/13	4,765	4,765

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.050%	12/2/13	1,200	1,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.050%	12/2/13	9,300	9,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.050%	12/2/13	30,700	30,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.050%	12/2/13	1,900	1,900
3 Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.030%	12/6/13 LOC	18,325	18,325
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.050%	12/6/13 LOC	30,600	30,600
3 Philadelphia PA School District GO VRDO	0.040%	12/6/13 LOC	19,225	19,225
Philadelphia PA School District GO VRDO	0.050%	12/6/13 LOC	5,100	5,100
1 Philadelphia PA Water & Waste Water
Revenue TOB PUT	0.180%	1/16/14 LOC	20,500	20,500
1 Philadelphia PA Water & Waste Water
Revenue TOB VRDO	0.060%	12/6/13 (13)	45,210	45,210
3 Philadelphia PA Water & Waste Water
Revenue VRDO	0.040%	12/6/13 LOC	46,365	46,365
Philadelphia School District GO	5.250%	6/1/14 (Prere.)	1,000	1,025
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.040%	12/6/13 LOC	30,000	30,000
Ridley PA School District GO VRDO	0.050%	12/6/13 LOC	9,180	9,180
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.070%	12/6/13 LOC	18,700	18,700
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.060%	12/6/13	9,970	9,970
Springfield PA School District GO	5.000%	3/15/14 (Prere.)	3,110	3,152
St. Mary Hospital Authority Health System
Revenue (Catholic Health East Issue) VRDO	0.040%	12/4/13	18,415	18,415
State Public School Building Authority
Pennsylvania School Revenue (North Allegheny
School District Project) VRDO	0.050%	12/6/13	18,125	18,125
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.060%	12/6/13	4,100	4,100
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/11/14	26,000	26,288
University of Pittsburgh PA Revenue CP	0.110%	12/4/13	20,000	20,000
University of Pittsburgh PA Revenue CP	0.110%	12/6/13	25,000	25,000
University of Pittsburgh PA Revenue CP	0.100%	12/10/13	7,500	7,500
University of Pittsburgh PA Revenue CP	0.100%	12/10/13	7,500	7,500
University of Pittsburgh PA Revenue CP	0.110%	1/8/14	20,000	20,000

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Pittsburgh PA Revenue CP	0.120%	1/10/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.100%	2/3/14	8,950	8,950
University of Pittsburgh PA Revenue CP	0.120%	2/3/14	20,000	20,000
Washington County PA Hospital Authority
Revenue (Washington Hospital Project) VRDO	0.060%	12/6/13 LOC	7,650	7,650
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.150%	12/6/13 LOC	2,815	2,815
				2,469,798
Puerto Rico (0.8%)
Puerto Rico Housing Finance Authority Capital
Fund Program Revenue (Puerto Rico Public
Housing Administration Projects)	4.650%	12/1/13 (Prere.)	10,095	10,095
Puerto Rico Housing Finance Authority Capital
Fund Program Revenue (Puerto Rico Public
Housing Administration Projects)	5.000%	12/1/13 (Prere.)	4,960	4,960
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.375%	7/1/14 (Prere.)	5,000	5,149
				20,204
Total Tax-Exempt Municipal Bonds (Cost $2,490,002)				2,490,002
Other Assets and Liabilities (-1.4%)
Other Assets				16,895
Liabilities				(51,465)
				(34,570)
Net Assets (100%)
Applicable to 2,455,371,724 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,455,432
Net Asset Value Per Share				$1.00

At November 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	2,455,441
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(9)
Net Assets	2,455,432

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $486,190,000, representing 19.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2013.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2013
($000)
Investment Income
Income
Interest	2,922
Total Income	2,922
Expenses
The Vanguard Group—Note B
Investment Advisory Services	619
Management and Administrative	2,612
Marketing and Distribution	660
Custodian Fees	33
Auditing Fees	23
Shareholders’ Reports	14
Trustees’ Fees and Expenses	3
Total Expenses	3,964
Expenses Reduction—Note B	(1,366)
Net Expenses	2,598
Net Investment Income	324
Realized Net Gain (Loss) on Investment Securities Sold	15
Net Increase (Decrease) in Net Assets Resulting from Operations	339

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	324	700
Realized Net Gain (Loss)	15	115
Net Increase (Decrease) in Net Assets Resulting from Operations	339	815
Distributions
Net Investment Income	(324)	(700)
Realized Capital Gain	—	—
Total Distributions	(324)	(700)
Capital Share Transactions (at $1.00 per share)
Issued	1,764,402	1,561,173
Issued in Lieu of Cash Distributions	315	679
Redeemed	(1,783,099)	(1,736,971)
Net Increase (Decrease) from Capital Share Transactions	(18,382)	(175,119)
Total Increase (Decrease)	(18,367)	(175,004)
Net Assets
Beginning of Period	2,473,799	2,648,803
End of Period	2,455,432	2,473,799

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0003	.001	.001	.005
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0003	.001	.001	.005
Distributions
Dividends from Net Investment Income	(.0001)	(.0003)	(.001)	(.001)	(.005)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.0003)	(.001)	(.001)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.03%	0.06%	0.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,455	$2,474	$2,649	$3,007	$3,328
Ratio of Expenses to
Average Net Assets	0.10%[2]	0.15%[2]	0.16%[2]	0.17%	0.17%[3]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.03%	0.06%	0.12%	0.51%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2013, 0.16% for 2012, and 0.17% for 2011.
See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2013, the fund had contributed capital of $282,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2013, Vanguard’s expenses were reduced by $1,366,000 (an effective annual rate of 0.06% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Tax-Exempt Money Market Fund

At November 30, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to November 30, 2013, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2013

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.37%	3.45%

Financial Attributes
		Barclays
		PA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	530	1,499	46,517
Yield to Maturity
(before expenses)	3.5%	3.1%	3.1%
Average Coupon	4.8%	4.9%	4.9%
Average Duration	7.3 years	8.3 years	8.4 years
Average Effective
Maturity	7.3 years	6.8 years	7.1 years
Short-Term
Reserves	4.6%	—	—

Volatility Measures
	Barclays PA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.99
Beta	1.09	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	6.3%
1 - 3 Years	13.3
3 - 5 Years	17.9
5 - 10 Years	50.3
10 - 20 Years	5.8
20 - 30 Years	5.4
Over 30 Years	1.0

Distribution by Credit Quality (% of portfolio)
AAA	4.5%
AA	51.2
A	35.9
BBB	7.0
BB	0.4
B	0.1
Not Rated	0.9

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2013, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2003, Through November 30, 2013
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2013
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt
Fund Investor Shares	-3.96%	5.67%	3.84%	$14,579
Barclays PA Municipal Bond Index	-2.90	6.10	4.51	15,542
Pennsylvania Municipal Debt Funds
Average	-5.87	6.14	3.39	13,961
Barclays Municipal Bond Index	-3.51	6.26	4.40	15,385

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund
Admiral Shares	-3.89%	5.76%	3.92%	$73,435
Barclays PA Municipal Bond Index	-2.90	6.10	4.51	77,711
Barclays Municipal Bond Index	-3.51	6.26	4.40	76,924

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2003, Through November 30, 2013
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2004	4.59%	-1.27%	3.32%	3.83%
2005	4.54	-1.44	3.10	3.68
2006	4.72	1.58	6.30	5.77
2007	4.50	-2.20	2.30	3.40
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	3.50	-7.46	-3.96	-2.90

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	-2.46%	5.29%	4.30%	-0.48%	3.82%
Admiral Shares	5/14/2001	-2.38	5.37	4.37	-0.48	3.89

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Pennsylvania (99.4%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,535
Allegheny County PA GO	5.000%	11/1/23	2,570	2,851
Allegheny County PA GO	5.000%	11/1/27	2,575	2,738
Allegheny County PA GO	5.000%	11/1/29	4,000	4,136
Allegheny County PA GO	5.250%	12/1/32	1,000	1,039
Allegheny County PA GO	5.250%	12/1/33	1,000	1,034
Allegheny County PA GO	5.000%	12/1/34	3,600	3,636
Allegheny County PA GO	5.000%	12/1/37	10,000	10,000
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/24	6,750	7,690
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,547
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/35	1,000	955
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.250%	3/1/26	4,005	4,384
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/28	1,940	2,115
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,700	1,836
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	770	828
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/33	1,000	1,032
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.882%	2/1/21	4,840	4,774

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	6,945
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	5,502
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	11,092
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,325
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.982%	2/1/37	3,000	2,394
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	11,558
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,250
Allegheny County PA Sanitation Authority
Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	12,125
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/24 (14)	6,000	6,411
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,301
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,649
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/32 (14)	12,000	12,228
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/26	400	401
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/29	250	241
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/35	7,880	7,257
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	9,620	8,566
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	1,230	1,319
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	2,475	2,653
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	270	284
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,371
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	1,921
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,730
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,061
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.040%	12/2/13 LOC	1,725	1,725
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,176
Bensalem Township PA School District GO	5.000%	6/1/31	5,000	5,341
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,162

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical
Center Project)	5.700%	10/1/14 (14)	860	885
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,849
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,051
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	6,824
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	10,000	9,739
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	4,980	5,215
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/14 (Prere.)	13,500	14,521
Bucks County PA GO	4.000%	12/1/28	1,235	1,264
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,134
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,098
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,619
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/29	1,000	1,149
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	7,000	7,404
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,052
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	6,000	7,035
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,284
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	4,906
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	4,776
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	2,908
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	6,890	7,786
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	2,125	2,308
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)(3)	1,680	1,768
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,664
Chester County PA GO	5.000%	7/15/26	4,345	4,783
Chester County PA GO	5.000%	7/15/27	5,000	5,454
Chester County PA GO	5.000%	11/15/30	3,740	4,130
Chester County PA GO	5.000%	11/15/31	2,350	2,576
Chester County PA GO	5.000%	11/15/31	3,000	3,319
Chester County PA GO	5.000%	11/15/32	3,990	4,389
Chester County PA GO	5.000%	11/15/32	1,000	1,090
Chester County PA GO	5.000%	11/15/33	4,000	4,384
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,176
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	676

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	815
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,442
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,788
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	30,518
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,040
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	675	616
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	1,740	1,519
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,869
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,074
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,688
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,583
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	5,650
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,367
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,445
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,175
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	7,922
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	5,000	5,090
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/27	2,700	2,720
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	6.375%	1/1/39	2,000	2,106
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,321
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,030
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,127
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,566
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	6.000%	6/1/29	100	108
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	6.000%	6/1/36	15,000	15,951

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	5.000%	6/1/42	16,000	15,458
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	4,469
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,263
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,071
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,056
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	634
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,546
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/31	1,750	1,852
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,260
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,073
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	576
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,214
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,870	3,079
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,563
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,354
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,779
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,026
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	994
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,360
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	12/6/13 LOC	3,500	3,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	12/6/13 LOC	3,175	3,175
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,457
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,189
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,639
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	3,842
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,521
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,179
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	998
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	858
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,241

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,175
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	3,250	2,927
East Norriton-Plymouth-Whitpain Joint Sewer
Authority Revenue	5.000%	8/1/38	2,500	2,540
East Norriton-Plymouth-Whitpain Joint Sewer
Authority Revenue	5.000%	8/1/41	2,100	2,124
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,498
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	5,979
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	3,250	3,263
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	3,121
Fox Chapel PA Area School District GO	5.000%	8/1/28	1,000	1,108
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,224
Fox Chapel PA Area School District GO	5.000%	8/1/34	5,690	6,047
Franklin County PA Industrial Development
Authority Revenue (Chambersburg
Hospital Project)	5.375%	7/1/42	17,000	17,097
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,109
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	21,192
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	12/2/13	10,000	10,000
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.040%	12/2/13	7,700	7,700
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.040%	12/2/13	5,900	5,900
Gettysburg PA Area School District GO	5.000%	1/15/20	2,510	2,897
Hampden Township PA GO	5.000%	5/15/31	1,060	1,125
Hampden Township PA GO	5.000%	5/15/37	1,660	1,709
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	14,075	14,774
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,180
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,947
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,451
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,365
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,132
1 Hempfield PA School District GO TOB VRDO	0.050%	12/6/13 LOC	5,000	5,000
Kiski PA Area School District GO	4.000%	3/1/22 (4)	1,000	1,071
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,844
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,754
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,279
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,270
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,237
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	911
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,201

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	5,213
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	7/1/42	6,000	5,919
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.060%	12/2/13 LOC	1,300	1,300
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall College)	5.000%	4/15/22	1,135	1,225
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall College)	5.000%	4/15/27	2,775	2,935
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,061
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	3,000	2,728
Lehigh County PA Authority Water &
Sewer Revenue	0.000%	12/1/24	1,695	997
Lehigh County PA Authority Water &
Sewer Revenue	5.000%	12/1/43	14,305	14,339
Lehigh County PA Authority Water &
Sewer Revenue	5.125%	12/1/47	4,000	3,984
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	7.000%	7/1/16 (14)	2,150	2,335
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	4.000%	7/1/33	5,000	4,437
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.000%	7/1/35 (4)	5,000	5,017
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,413
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,293
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,301
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,728
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,367
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,096
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,706
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	5,738
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	6,906
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.375%	7/1/23	565	597
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,074
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,975
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,367
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	394
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,372
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,026

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,372
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	2,923
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	1,881
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,551
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,053
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	5,085	5,099
Montgomery County PA GO	5.000%	10/15/28	13,235	14,125
Montgomery County PA GO	5.000%	10/15/31	6,450	6,872
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,000	5,240
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	12,000	12,275
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.125%	6/1/33	13,545	13,703
2 Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	2,972
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,283
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,995
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	15,197
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Jefferson Health System)	5.000%	10/1/41	1,400	1,407
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,937
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,753
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,451
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	7,336
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	15,143
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,678
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,301
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/24	1,070	1,153
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,250	6,341

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	5,809
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,245
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/23	1,250	1,329
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/24	1,295	1,365
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.375%	8/15/28	6,675	6,871
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/33	10,000	9,576
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/40	5,100	5,106
Northampton County PA General Purpose
Authority University Revenue (Lafayette College)	5.000%	11/1/32	4,000	4,277
Northampton County PA General Purpose
Authority University Revenue (Lafayette College)	5.000%	11/1/43	3,000	3,109
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	5.000%	11/15/39	2,595	2,665
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh University)
TOB VRDO	0.050%	12/6/13 LOC	6,600	6,600
2 Northampton County PA General Purpose
Authority University Revenue (Lehigh University)
VRDO	0.030%	12/6/13	5,030	5,030
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior
Living, Inc. Project)	5.000%	7/1/32	1,275	1,125
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior
Living, Inc. Project)	5.000%	7/1/36	1,000	858
Pennsbury PA School District GO	5.250%	8/1/14 (Prere.)	9,135	9,447
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	6,000	6,168
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	10,000	10,198
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	11,693
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	7,000	6,968
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/22	8,000	9,038
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/23	8,000	8,655
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	7/1/23	3,750	3,986

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(American Water Co. Project)	6.200%	4/1/39	5,000	5,415
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,577
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,481
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,095
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,118
Pennsylvania GO	5.000%	2/15/16	16,000	17,620
Pennsylvania GO	5.000%	4/15/16	13,000	14,405
Pennsylvania GO	5.000%	7/1/17	16,000	18,407
Pennsylvania GO	5.375%	7/1/17	2,800	3,258
Pennsylvania GO	5.000%	8/1/17	10,000	11,530
Pennsylvania GO	5.000%	2/15/18	12,745	14,827
Pennsylvania GO	5.000%	5/1/18	15,000	17,528
Pennsylvania GO	5.000%	5/1/19	5,000	5,892
Pennsylvania GO	5.000%	7/1/19	15,000	17,717
Pennsylvania GO	5.000%	7/1/20	7,225	8,559
Pennsylvania GO	5.000%	11/15/20	8,740	10,390
Pennsylvania GO	5.000%	6/1/21	5,000	5,917
Pennsylvania GO	5.375%	7/1/21	16,000	19,359
Pennsylvania GO	5.000%	7/1/22	10,000	11,824
Pennsylvania GO	5.000%	11/15/24	10,000	11,401
Pennsylvania GO	5.000%	4/1/25	5,000	5,724
Pennsylvania GO	5.000%	6/1/25	10,000	11,346
Pennsylvania GO	5.000%	11/15/25	10,000	11,281
Pennsylvania GO	5.000%	6/1/26	10,000	11,222
Pennsylvania GO	5.000%	11/15/26	6,705	7,513
Pennsylvania GO	5.000%	6/1/27	10,000	11,129
Pennsylvania GO	5.000%	4/1/28	10,000	11,100
Pennsylvania GO	5.000%	6/1/28	5,000	5,515
Pennsylvania GO	4.000%	10/15/28	10,000	10,091
Pennsylvania GO	4.000%	4/1/29	10,000	9,988
Pennsylvania GO	5.000%	11/15/29	5,000	5,481
Pennsylvania GO	4.000%	4/1/30	10,000	9,811
Pennsylvania GO	5.000%	10/15/31	14,955	16,279
Pennsylvania GO	5.000%	6/1/32	8,115	8,313
Pennsylvania GO	5.000%	10/15/32	15,000	16,214
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/20	595	638
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/21	1,245	1,314
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/27	1,250	1,233

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/42	535	477
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	10,000	10,327
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,546
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,330
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,262
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,132
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,036
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	4,991
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	9,652
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	12/2/13 LOC	1,605	1,605
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.616%	7/1/17 (10)	3,690	3,671
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	9,174
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	477
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.050%	12/6/13 LOC	2,295	2,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,453
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,304
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,701
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	3,861
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,772
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,819
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,321
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,071
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	5,583
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	3,150	2,999

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	2,968
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,128
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,212
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,278
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	1,969
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	1,000	954
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,291
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	2,000	1,779
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/31 (10)	5,000	4,919
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/37 (10)	3,500	3,364
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/33	1,265	1,273
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,049
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	9,920	9,905
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	7,000	7,634
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,816
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	7,967
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	10,400	10,598
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/20	300	341
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	9,021
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/40	1,000	1,020
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/23	1,130	1,293
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/27	1,285	1,427
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	3,390	3,729
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/29	1,600	1,740

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/30	2,260	2,443
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/41	9,400	9,860
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/24	2,765	3,007
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.250%	8/15/25	4,000	4,392
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/30	3,055	3,171
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/31	3,860	3,984
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/32	2,000	2,054
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.750%	8/15/41	4,000	4,221
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/42	21,260	21,423
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pittsburgh Medical Center)	5.000%	5/15/18	1,375	1,592
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,215
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/25 (12)	2,285	2,431
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/27 (12)	1,800	1,885
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/37 (12)	5,745	5,833
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	4,713
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,213
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,098
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	2,791
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,197
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.125%	10/1/25	1,500	1,517
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	5.000%	10/1/25	195	199

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.500%	10/1/30	1,500	1,476
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	3.300%	10/1/32	3,525	2,886
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.750%	10/1/39	2,605	2,676
Pennsylvania Industrial Development
Authority Economic Development Revenue	5.000%	7/1/21	3,000	3,450
Pennsylvania Industrial Development
Authority Economic Development Revenue	5.500%	7/1/23	17,530	19,427
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,673
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,057
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	18,648
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,041
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,400
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,263
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,387
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,253
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	10,994
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,223
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,396
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,278
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,075
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,795
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,632
Pennsylvania State University Revenue	5.000%	9/1/34	4,325	4,421
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,737
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,097
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,040
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	1,000	1,005
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,413
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,002
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,249
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,136
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	0.000%	12/1/37	2,000	596
Pennsylvania Turnpike Commission
Registration Fee Revenue VRDO	0.140%	12/6/13 (4)	7,600	7,600
3 Pennsylvania Turnpike Commission Revenue	0.600%	12/1/16	1,310	1,311
3 Pennsylvania Turnpike Commission Revenue	0.650%	12/1/17	4,000	3,984
3 Pennsylvania Turnpike Commission Revenue	0.730%	12/1/18	1,000	993
3 Pennsylvania Turnpike Commission Revenue	1.320%	12/1/20	2,500	2,517
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	6,000	6,842

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,102
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	17,932
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	13,657
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	7,669
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,789
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,555
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	4,810
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	18,181
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,121
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	18,867
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	962
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	12,589
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,796
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,378
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	8,677
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,106
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	24,117
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	1,839
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	7,593
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	10,062
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,750	31,234
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	24,069
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,456
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	22,311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	5,000	5,013
Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,363
Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,208
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,274
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,383
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,078
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,176
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,277
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,243
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,189
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	2,918
2 Philadelphia PA Gas Works Revenue VRDO	0.040%	12/6/13 LOC	10,000	10,000
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,446
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,527
Philadelphia PA GO	5.250%	7/15/25	5,000	5,397
Philadelphia PA GO	5.875%	8/1/31	800	826
Philadelphia PA GO	6.000%	8/1/36	7,430	8,066
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	3,878
Philadelphia PA GO	6.500%	8/1/41	3,785	4,162
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	20,229
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,533
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.050%	12/2/13	27,100	27,100

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.050%	12/2/13	4,600	4,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.050%	12/2/13	980	980
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.050%	12/2/13	10,400	10,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.050%	12/2/13	8,700	8,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,000	5,119
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	2,250	1,866
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	4,046
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,523
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,238
Philadelphia PA School District GO	5.000%	9/1/18	2,845	3,219
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,409
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,336
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,264
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,503
Philadelphia PA School District GO	6.000%	9/1/38	20,000	21,367
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,084
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,254
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,187
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	10,688
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,417
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,083
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,257
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,194
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/26 (4)	3,030	3,278
Pittsburgh PA GO	5.500%	9/1/14 (2)	2,275	2,330
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,394
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,098
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	3,410	3,571
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	5,456
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	20,000	8,867
Pittsburgh PA Water & Sewer Authority Revenue
VRDO	0.040%	12/6/13 LOC	9,000	9,000
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,062
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,031
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	783
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	215	232
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	902
Radnor Township PA School District GO	5.000%	2/15/35 (4)	725	752
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,031

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Reading PA Area Water Authority Revenue	5.250%	12/1/36	1,000	1,028
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,123
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,933
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,509
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,217
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,560
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,552
Snyder County PA Higher Education Authority
University Revenue (Susquehanna
University Project)	5.000%	1/1/30 (12)	5,000	5,218
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,864
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	4,735	4,984
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	22,010
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,538
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,322
St. Mary’s Hospital Authority Bucks County
PA Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	15,805
St. Mary’s Hospital Authority Bucks County
PA Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,265
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,231
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	6,610
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	4/1/22	1,250	1,392
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	4/1/31	2,110	2,111
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	4/1/32	1,250	1,244
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,252
Swarthmore Borough PA Authority
College Revenue Bonds	5.000%	9/15/29	400	438
Swarthmore Borough PA Authority
College Revenue Bonds	5.000%	9/15/30	1,020	1,109
Swarthmore Borough PA Authority
College Revenue Bonds	5.000%	9/15/30	16,000	17,085
Swarthmore Borough PA Authority
College Revenue Bonds	5.000%	9/15/31	1,115	1,209
Swarthmore Borough PA Authority
College Revenue Bonds	5.000%	9/15/38	675	711

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Swarthmore Borough PA Authority
College Revenue Bonds	5.000%	9/15/43	1,000	1,049
Union County PA Higher Educational
Facilities Financing Authority University
Revenue (Bucknell University)	5.000%	4/1/37	4,245	4,460
Union County PA Higher Educational
Facilities Financing Authority University
Revenue (Bucknell University)	5.000%	4/1/42	2,000	2,086
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,089
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,446
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,462
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	10,871
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,397
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,621
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,916
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	709
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,415	5,494
West York PA Area School District GO	5.000%	4/1/33	4,245	4,458
Westmoreland County PA Industrial Development
Authority Revenue (Excela Health Project)	5.125%	7/1/30	1,500	1,508
Westmoreland County PA Municipal
Authority Revenue	5.250%	8/15/15 (Prere.)	3,490	3,784
Westmoreland County PA Municipal
Authority Revenue	6.125%	7/1/17 (ETM)	4,895	5,463
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/31	2,205	2,291
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/33	9,465	9,736
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/37	7,500	7,592
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,933
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,473
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,617
Wilkes-Barre PA Finance Authority
Revenue (University of Scranton Project)	5.000%	11/1/35	4,110	4,172
Wilkes-Barre PA Finance Authority
Revenue (University of Scranton Project)	5.000%	11/1/40	4,990	5,039
Wilkes-Barre PA Finance Authority
Revenue (Wilkes University Project)	5.000%	3/1/27	2,200	2,225

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wilkes-Barre PA Finance Authority
Revenue (Wilkes University Project)	5.000%	3/1/37	3,000	2,819
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,104
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,080
York County PA GO	5.000%	6/1/33 (14)	6,000	6,267
York County PA GO	5.000%	6/1/37	3,315	3,426
York County PA GO	5.000%	6/1/38	9,185	9,465
				2,857,601
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	1,750	1,824

Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
Total Tax-Exempt Municipal Bonds (Cost $2,827,603)				2,859,438
Other Assets and Liabilities (0.5%)
Other Assets				44,195
Liabilities				(30,536)
				13,659
Net Assets (100%)				2,873,097

At November 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	2,845,176
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(3,914)
Unrealized Appreciation (Depreciation)	31,835
Net Assets	2,873,097

Investor Shares—Net Assets
Applicable to 34,507,203 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	380,797
Net Asset Value Per Share—Investor Shares	$11.04

Admiral Shares—Net Assets
Applicable to 225,848,405 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,492,300
Net Asset Value Per Share—Admiral Shares	$11.04

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $13,895,000, representing 0.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2013.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2013
($000)
Investment Income
Income
Interest	120,499
Total Income	120,499
Expenses
The Vanguard Group—Note B
Investment Advisory Services	236
Management and Administrative—Investor Shares	703
Management and Administrative—Admiral Shares	2,467
Marketing and Distribution—Investor Shares	115
Marketing and Distribution—Admiral Shares	445
Custodian Fees	40
Auditing Fees	29
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	4
Total Expenses	4,059
Net Investment Income	116,440
Realized Net Gain (Loss)
Investment Securities Sold	4,919
Futures Contracts	(817)
Options on Futures Contracts	(15)
Realized Net Gain (Loss)	4,087
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(251,413)
Futures Contracts	10
Change in Unrealized Appreciation (Depreciation)	(251,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	(130,876)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,440	116,027
Realized Net Gain (Loss)	4,087	14,343
Change in Unrealized Appreciation (Depreciation)	(251,403)	183,149
Net Increase (Decrease) in Net Assets Resulting from Operations	(130,876)	313,519
Distributions
Net Investment Income
Investor Shares	(16,144)	(17,739)
Admiral Shares	(100,296)	(98,288)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(116,440)	(116,027)
Capital Share Transactions
Investor Shares	(73,761)	(9,984)
Admiral Shares	(126,827)	198,675
Net Increase (Decrease) from Capital Share Transactions	(200,588)	188,691
Total Increase (Decrease)	(447,904)	386,183
Net Assets
Beginning of Period	3,321,001	2,934,818
End of Period	2,873,097	3,321,001

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.93	$11.20	$10.99	$10.97	$10.19
Investment Operations
Net Investment Income	. 422.421		.438	.446	.456
Net Realized and Unrealized Gain (Loss)
on Investments	(. 890)	.730	.210	.020	.780
Total from Investment Operations	(.468)	1.151	.648	.466	1.236
Distributions
Dividends from Net Investment Income	(.422)	(.421)	(.438)	(.446)	(.456)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.422)	(.421)	(.438)	(.446)	(.456)
Net Asset Value, End of Period	$11.04	$11.93	$11.20	$10.99	$10.97

Total Return[1]	-3.96%	10.43%	6.07%	4.28%	12.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$381	$490	$470	$537	$657
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.70%	3.62%	4.00%	4.01%	4.26%
Portfolio Turnover Rate	17%	17%	9%	18%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.93	$11.20	$10.99	$10.97	$10.19
Investment Operations
Net Investment Income	. 431.430		.447	.455	.464
Net Realized and Unrealized Gain (Loss)
on Investments	(. 890)	.730	.210	.020	.780
Total from Investment Operations	(.459)	1.160	.657	.475	1.244
Distributions
Dividends from Net Investment Income	(.431)	(.430)	(.447)	(.455)	(.464)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.431)	(.430)	(.447)	(.455)	(.464)
Net Asset Value, End of Period	$11.04	$11.93	$11.20	$10.99	$10.97

Total Return	-3.89%	10.52%	6.15%	4.36%	12.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,492	$2,831	$2,465	$2,467	$2,167
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.78%	3.70%	4.08%	4.09%	4.34%
Portfolio Turnover Rate	17%	17%	9%	18%	14%

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund may use futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2013, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values. The fund had no open futures contracts at November 30, 2013.

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an

Pennsylvania Long-Term Tax-Exempt Fund

asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the year ended November 30, 2013, the fund’s average value of options purchased and options written represented less than 1% and 0% of net assets, respectively, based on quarterly average market values. The fund had no open options on futures contracts at November 30, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2013, the fund had contributed capital of $330,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Pennsylvania Long-Term Tax-Exempt Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $1,574,000 to offset taxable capital gains realized during the year ended November 30, 2013, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $280,000 from accumulated net realized losses, to paid-in capital. For tax purposes, at November 30, 2013, the fund had no capital gains available for distribution.

At November 30, 2013, the cost of investment securities for tax purposes was $2,831,517,000. Net unrealized appreciation of investment securities for tax purposes was $27,921,000, consisting of unrealized gains of $79,481,000 on securities that had risen in value since their purchase and $51,560,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2013, the fund purchased $506,112,000 of investment securities and sold $696,695,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	104,534	9,155	127,986	11,036
Issued in Lieu of Cash Distributions	11,696	1,029	12,539	1,078
Redeemed	(189,991)	(16,760)	(150,509)	(12,973)
Net Increase (Decrease)—Investor Shares	(73,761)	(6,576)	(9,984)	(859)
Admiral Shares
Issued	352,172	30,858	366,206	31,551
Issued in Lieu of Cash Distributions	65,089	5,730	64,181	5,513
Redeemed	(544,088)	(47,990)	(231,712)	(19,967)
Net Increase (Decrease)—Admiral Shares	(126,827)	(11,402)	198,675	17,097

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2013, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Pennsylvania Tax-Free Funds and the Shareholders of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund: In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting separate portfolios of Vanguard Pennsylvania Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 15, 2014

Special 2013 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2013, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

The Long-Term Tax-Exempt fund distributed $280,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2013	11/30/2013	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.40
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$972.77	$0.99
Admiral Shares	1,000.00	973.16	0.59
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.67	$0.41
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.08%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 181 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
Independent Trustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.	Vanguard Senior Management Team
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q770 012014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2013: $52,000
Fiscal Year Ended November 30, 2012: $52,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2013: $5,714,113
Fiscal Year Ended November 30, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended November 30, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2013: $1,552,950
Fiscal Year Ended November 30, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended November 30, 2013: $110,000
Fiscal Year Ended November 30, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended November 30, 2012.

(d) All Other Fees.

Fiscal Year Ended November 30, 2013: $132,000
Fiscal Year Ended November 30, 2012: $16,000

Includes fees for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2013: $242,000
Fiscal Year Ended November 30, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.